LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Loss Per Share Tables
Schedule of Earning per share basic and diluted
	Year ended December 31,	Year ended December 31,
	2015	2014
	$ in thousands except per share data

1. Numerator:

Net loss	$(63)	$(98)

2. Denominator

Denominator for basicand diluted net loss per share - weighted average of shares	9,054	7,449

Basic and diluted loss per share attributed to stockholders	$(0.01)	$(0.01)